Share-based compensation (Tables)	12 Months Ended
Jun. 30, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]
The following represents the vesting periods of these options that remain outstanding as of June 30, 2012:

Granted in fiscal 2008

Exercise price	Number of options
US$	Outstanding	Vesting period

5.56	102,162	30% vested from the date of grant to December 31, 2008; 30% vested from January 1, 2009 to December 31, 2009; the remaining 40% vested from January 1, 2010 to December 31, 2010

Granted in fiscal 2009

Exercise price	Number of options
US$	Outstanding	Vesting period

2.6	345,950	30% vested from the date of grant to December 31, 2009; 30% vested from January 1, 2010 to December 31, 2010; the remaining 40% vested from January 1, 2011 to December 31, 2011

Granted in fiscal 2010

Exercise price	Number of options
US$	Outstanding	Vesting period

4.0	10,000	30% vested from the date of grant to December 31, 2010; 30% vested from January 1, 2011 to December 31, 2011; the remaining 40% will vest from January 1, 2012 to December 31, 2012.

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The Company's share option activities for the years ended June 30, 2010, 2011 and 2012 are set out below:

		Weighted	Weighted		Weighted
		averaged	average		average	Weighted
		exercise	remaining	Aggregate	intrinsic	average
	Options	price	contractual	intrinsic	value per	grant date
	outstanding	per share	life	value	share	fair value
		US$		US$	US$	US$

Outstanding at July 1, 2009	3,172,468		3
Granted pursuant to the 2008 Share Incentive Plan	420,000	4.5914		39,000	0.09	2.22
Forfeited during the year	(408,359)	3.9641		-	-	1.86
Exercised	(771,138)	2.0095		2,298,502	2.98	2.80

Outstanding at June 30, 2010	2,412,971		2
Forfeited during the year	(388,022)	3.2166		-	-	1.67
Exercised	(39,628)	1.4720		26,452	0.67	3.46

Outstanding at June 30, 2011	1,985,321		1
Forfeited during the year	(880,895)	4.2470		-	-	1.98
Exercised	(168,210)	1.4720		-	-	3.64

Outstanding at June 30, 2012	936,216		-

Vested and expected to vest
As of June 30, 2012	934,216	3.1231

As of June 30, 2011	1,713,821	3.5156

Exercisable
As of June 30, 2012	932,216	3.1298

As of June 30, 2011	1,566,321	3.5185